LOANS RECEIVABLE, NET - Aging of loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Aging of loans
Current	¥ 41,361,511	¥ 31,490,355
Total Loans receivable	¥ 42,313,248	¥ 31,946,604
Period of non accrual of finance income (in days)	60 days	60 days
Loans written off	¥ 3,196,230	¥ 2,419,180	¥ 1,844,349
0-30 days past due
Aging of loans
Total amount past due	517,775	258,759
31 to 60 days past due
Aging of loans
Total amount past due	433,961	197,490
Total amount past due
Aging of loans
Total amount past due	¥ 951,737	¥ 456,249